Segments of Business and Geographic Areas (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Apr. 04, 2010	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Operating profit by segment of business
Total Segment Operating Income									$ 13,765	$ 17,700	$ 16,582
Less: Expense not allocated to segments									1,404	753	827
Earnings before provision for taxes on income	318	4,111	3,422	4,510	2,228	4,219	4,220	6,280	12,361	16,947	15,755
Consumer [Member]
Operating profit by segment of business
Total Segment Operating Income									2,096	2,342	2,475
Pharmaceutical [Member]
Operating profit by segment of business
Total Segment Operating Income									6,406	7,086	6,413
Medical Devices and Diagnostics [Member]
Operating profit by segment of business
Total Segment Operating Income									$ 5,263	$ 8,272	$ 7,694